Non-controlling interest (NCI)	12 Months Ended
Dec. 31, 2018
Non Controlling Interest [Abstract]
Non-controlling interest (NCI)
20.	Non-controlling interest (NCI)

On April 20, 2015 the Company acquired 100% of the shares of DCA, which owns 74.5% of the shares of MBJA and the remaining 25.5% is hold by Vantage, as a non-controlling shareholder.

On March 23, 2017, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$26.0 million, which was distributed to DCA USD$19.37 million (Ps. 377,603 an exchange rate of Ps. 19.4942) and Vantage USD$6.63 million (Ps. 130,846 an exchange rate Ps. 19.4942). Which were paid on January 22, 2018. The payment of this dividend corresponds to the dividends payable as of December 31, 2017 in the consolidated statement of financial position.

On June 12, 2018, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$30.0 million, which was distributed to DCA USD$22.35 million (Ps. 424,907 an exchange rate of Ps. 19.0115) and Vantage USD$7.65 million (Ps. 145,438 an exchange rate 19.0115) and were paid on September 27, 2018.

The following table summarizes the information relating to DCA that has material NCI, before any intra-group elimination as of December 31:

	2016		2017		2018
NCI percentage	25.5%		25.5%		25.5%
Non-current assets	Ps.	6,117,021	Ps.	5,610,289	Ps.	5,924,963
Current assets		1,155,778		1,505,069		784,583
Non-current liabilities		(2,590,361)		(1,840,532)		(2,041,456)
Current liabilities		(480,267)		(1,162,848)		(498,817)
Net assets		4,202,171		4,111,978		4,169,273
Net assets attributable to NCI	Ps.	1,071,554	Ps.	1,048,554	Ps.	1,063,165

	2016		2017		2018
Revenues	Ps.	1,622,033	Ps.	1,852,687	Ps.	2,509,511
Profit		281,078		321,416		397,110
OCI		773,453		(225,169)		(103,569)
Total comprehensive income		992,944		96,247		293,541
Profit allocated to NCI		71,675		81,961		101,263
OCI allocated to NCI	Ps.	117,787	Ps.	(31,635)	Ps.	(2,889)

	2016		2017		2018
Net cash provided by operating activities		729,858		625,619		772,358
Net cash provided by investment activities		13,673		(122,417)		(642,014)
Net cash used in financing activities		(156,099)		(202,264)		(137,040)
Net increase in cash and cash equivalents	Ps.	587,432	Ps.	300,938	Ps.	(6,696)